Accrued Expenses and Other Payables (Details)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Accrued Expenses and Other Payables
Payroll and welfare payables	$ 3,411,100	¥ 22,288,807	¥ 19,056,799
VAT and other tax payables	4,372,349	28,569,804	25,633,805
Other payables and accruals	598,630	3,911,569	2,923,551
Total accrued expenses and other payables	$ 8,382,079	¥ 54,770,180	¥ 47,614,155